Small Cap Portfolio
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 90.0%
Automobiles & Components — 1.3%
LCI Industries	21,612	2,657,844
Visteon Corp.(a)	15,945	1,452,749
		4,110,593
Banks — 14.1%
Bank OZK	48,805	2,239,661
BankUnited, Inc.	49,632	2,241,381
Business First Bancshares, Inc.	114,070	3,084,453
Columbia Banking System, Inc.	158,661	4,352,071
First Busey Corp.	129,489	3,272,187
First Horizon Corp.	189,003	4,301,708
First Merchants Corp.	118,722	4,598,103
Metropolitan Bank Holding Corp.	48,999	4,081,127
Origin Bancorp, Inc.	78,531	3,255,895
Simmons First National Corp., Cl. A	232,336	4,518,935
SouthState Bank Corp.	32,105	2,970,355
Texas Capital Bancshares, Inc.(b)	29,484	2,797,442
United Community Banks, Inc.	66,571	2,096,321
		43,809,639
Capital Goods — 12.6%
BWX Technologies, Inc.	22,264	4,552,765
Enpro, Inc.	12,173	3,051,162
Flowserve Corp.	65,839	4,839,825
Fluor Corp.(b)	92,858	4,331,826
Gates Industrial Corp. PLC(b)	168,057	3,799,769
Hayward Holdings, Inc.(b)	196,004	2,622,534
Herc Holdings, Inc.(a)	21,800	2,170,190
Janus International Group, Inc.(b)	396,165	2,040,250
Matrix Service Co.(b)	127,034	1,458,350
MYR Group, Inc.(b)	11,342	3,202,073
Sensata Technologies Holding PLC(a)	81,018	2,853,454
Tennant Co.	49,872	3,311,501
York Space Systems, Inc.(a),(b)	43,531	965,082
		39,198,781
Commercial & Professional Services — 2.1%
BlackSky Technology, Inc.(a),(b)	76,621	1,927,784
HNI Corp.	66,298	2,213,690
Korn Ferry	37,850	2,382,658
		6,524,132
Consumer Discretionary Distribution & Retail — 2.8%
Bath & Body Works, Inc.	76,026	1,419,406
Monro, Inc.(a)	204,080	3,273,443
Stitch Fix, Inc., Cl. A(b)	430,465	1,424,839
Valvoline, Inc.(a),(b)	75,460	2,541,493
		8,659,181
Consumer Durables & Apparel — 3.0%
Carter’s, Inc.	68,605	2,453,315
Levi Strauss & Co., Cl. A	90,488	1,673,123

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 90.0% (continued)
Consumer Durables & Apparel — 3.0% (continued)
Meritage Homes Corp.	32,282	1,996,319
YETI Holdings, Inc.(a),(b)	86,582	3,168,035
		9,290,792
Consumer Services — 2.4%
First Watch Restaurant Group, Inc.(a),(b)	187,941	1,969,622
Genius Sports Ltd.(b)	518,806	2,298,310
Lindblad Expeditions Holdings, Inc.(b)	177,252	3,066,460
		7,334,392
Energy — 11.0%
BKV Corp.(b)	141,055	4,022,889
Cactus, Inc., Cl. A	52,577	2,490,572
California Resources Corp.	87,309	6,043,529
CNX Resources Corp.(a),(b)	85,677	3,302,848
Crescent Energy Co., Cl. A	420,302	5,674,077
Expro Group Holdings NV(a),(b)	245,387	4,272,188
Liberty Energy, Inc.(a)	155,296	4,472,525
PBF Energy, Inc., Cl. A	82,367	3,922,316
		34,200,944
Financial Services — 6.3%
Etoro Group Ltd., Cl. A(b)	62,118	1,865,403
Marex Group PLC	115,082	5,130,356
Moelis & Co., Cl. A	41,178	2,347,146
PennyMac Financial Services, Inc.	28,484	2,489,502
PROG Holdings, Inc.	98,594	2,828,662
Voya Financial, Inc.	42,201	2,883,172
WisdomTree, Inc.	150,191	2,186,781
		19,731,022
Food, Beverage & Tobacco — 1.4%
J & J Snack Foods Corp.	31,665	2,510,085
Nomad Foods Ltd.	196,386	1,887,269
		4,397,354
Health Care Equipment & Services — 5.1%
Alignment Healthcare, Inc.(b)	213,849	3,768,019
Ceribell, Inc.(a),(b)	73,474	1,346,778
Encompass Health Corp.	18,164	1,757,004
Envista Holdings Corp.(b)	84,082	2,133,160
Omnicell, Inc.(b)	54,386	1,815,405
Privia Health Group, Inc.(b)	180,512	3,713,132
Strata Critical Medical, Inc.(a),(b)	304,021	1,270,808
		15,804,306
Insurance — 1.0%
The Baldwin Insurance Group, Inc.(a),(b)	141,548	3,105,563
Materials — 5.0%
Alamos Gold, Inc., Cl. A	84,300	3,745,449
Alcoa Corp.	53,952	3,578,636
Element Solutions, Inc.	114,916	3,923,232
Methanex Corp.	73,297	4,364,104
		15,611,421
Media & Entertainment — 2.8%
John Wiley & Sons, Inc., Cl. A(a)	86,439	3,293,326
Lionsgate Studios Corp.(b)	180,666	1,732,587

Description	Shares	Value ($)
Equity Securities - Common Stocks — 90.0% (continued)
Media & Entertainment — 2.8% (continued)
Magnite, Inc.(b)	207,269	2,462,356
Starz Entertainment Corp.(b)	94,013	1,081,149
		8,569,418
Pharmaceuticals, Biotechnology & Life Sciences — 3.4%
KalVista Pharmaceuticals, Inc.(a),(b)	151,893	3,057,606
Mirum Pharmaceuticals, Inc.(b)	39,034	3,605,961
Soleno Therapeutics, Inc.(b)	32,425	1,085,589
Syndax Pharmaceuticals, Inc.(b)	119,723	2,796,729
		10,545,885
Real Estate Management & Development — .7%
Newmark Group, Inc., Cl. A	136,098	2,040,109
Semiconductors & Semiconductor Equipment — 4.9%
Cohu, Inc.(a),(b)	125,701	3,848,965
Kulicke & Soffa Industries, Inc.	52,599	3,456,806
Synaptics, Inc.(a),(b)	37,466	2,624,119
Ultra Clean Holdings, Inc.(b)	53,469	3,324,702
Veeco Instruments, Inc.(a),(b)	57,144	1,934,896
		15,189,488
Software & Services — 1.8%
Blackbaud, Inc.(b)	30,318	1,170,578
Cellebrite DI Ltd.(b)	218,448	3,010,213
Dolby Laboratories, Inc., Cl. A	25,029	1,503,242
		5,684,033
Technology Hardware & Equipment — 3.1%
Belden, Inc.	23,117	2,654,525
Novanta, Inc.(a),(b)	16,125	1,904,524
Viavi Solutions, Inc.(b)	156,325	5,202,496
		9,761,545
Transportation — 1.3%
Sun Country Airlines Holdings, Inc.(b)	252,044	4,163,767
Utilities — 3.9%
Hallador Energy Co.(a),(b)	103,258	1,681,040
MDU Resources Group, Inc.(a)	188,074	3,896,893
ONE Gas, Inc.	39,022	3,360,965
Southwest Gas Holdings, Inc.	37,583	3,265,963
		12,204,861
Total Equity Securities - Common Stocks (cost $245,818,080)		279,937,226
Exchange-Traded Funds — 7.8%
Registered Investment Companies — 7.8%
iShares Russell 2000 ETF(a)	34,976	8,674,048
iShares Russell 2000 Value ETF(a)	81,769	15,502,585
Total Exchange-Traded Funds (cost $24,549,997)		24,176,633

1-Day Yield (%)
Investment Companies — 2.3%
Registered Investment Companies — 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $7,008,437)	3.72	7,008,437	7,008,437

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — 1.9%
Registered Investment Companies — 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $6,045,542)	3.72	6,045,542	6,045,542
Total Investments (cost $283,422,056)		102.0%	317,167,838
Liabilities, Less Cash and Receivables		(2.0%)	(6,106,985)
Net Assets		100.0%	311,060,853

ETF—Exchange-Traded Fund

(a)
Security, or portion thereof, on loan. At March 31, 2026, the value of the fund’s securities on loan was $56,245,117 and the value of the collateral was
$55,757,672, consisting of cash collateral of $6,045,542 and U.S. Government & Agency securities valued at $49,712,130.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
Small Cap Portfolio
March 31, 2026 (Unaudited)
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	279,937,226	—	—	279,937,226
Exchange-Traded Funds	24,176,633	—	—	24,176,633
Investment Companies	13,053,979	—	—	13,053,979
	317,167,838	—	—	317,167,838

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At March 31, 2026, accumulated net unrealized appreciation on investments was $33,745,782, consisting of $54,212,277 gross unrealized appreciation and $20,466,495 gross unrealized depreciation.
At March 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.